Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in other provisions
Beginning balance	€ 2,639	€ 2,532
Exchange movements	(21)	6
Acquisition of subsidiaries		6
Amounts capitalised in the year	297	294
Amounts charged to the income statement	571	458
Utilised in the year - payments	(671)	(504)
Amounts released to the income statement	(267)	(153)
Ending balance	2,548	2,639
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	1,222	955
Exchange movements	3	6
Acquisition of subsidiaries		6
Amounts capitalised in the year	297	294
Utilised in the year - payments	(51)	(32)
Amounts released to the income statement	(1)	(7)
Ending balance	1,470	1,222
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	528	502
Exchange movements	(25)	(11)
Amounts charged to the income statement	216	138
Utilised in the year - payments	(128)	(54)
Amounts released to the income statement	(142)	(47)
Ending balance	449	528
Restructuring provision
Reconciliation of changes in other provisions
Beginning balance	426	545
Exchange movements	(4)	4
Amounts charged to the income statement	216	153
Utilised in the year - payments	(295)	(243)
Amounts released to the income statement	(41)	(33)
Ending balance	302	426
Other.
Reconciliation of changes in other provisions
Beginning balance	463	530
Exchange movements	5	7
Amounts charged to the income statement	139	167
Utilised in the year - payments	(197)	(175)
Amounts released to the income statement	(83)	(66)
Ending balance	€ 327	€ 463